STOCK COMPENSATION PLAN - Stock Option, and Restricted Stock and Restricted Stock Unit Activity - 10K (Details) - $ / shares	1 Months Ended			12 Months Ended
	Dec. 31, 2015	Mar. 31, 2015	Oct. 31, 2013	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding [Roll Forward]
Stock Options, Outstanding, beginning of period (in shares)				800	8,100
Stock Options, Forfeited and expired (in shares)				(800)	(7,300)
Stock Options, Outstanding, beginning of period (in shares)	0			0	800	8,100
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Weighted Average Exercise Price [Abstract]
Weighted Average Exercise Price, Balance, beginning of period (in dollars per share)				$ 27.50	$ 29.91
Weighted Average Exercise Price, Forfeited and expired (in dollars per share)				27.50	30.17
Weighted Average Exercise Price, Balance, beginning of period (in dollars per share)	$ 0			$ 0	$ 27.50	$ 29.91
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Nonvested, Number of Shares [Roll Forward]
Restricted Stock, Outstanding, beginning of period (in shares)				40,000
Restricted Stock, Outstanding, beginning of period (in shares)					40,000
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Nonvested, Weighted Average Grant Date Fair Value [Abstract]
Shares withheld for withholding taxes (in shares)				82,740	22,328
Restricted Stock [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Nonvested, Number of Shares [Roll Forward]
Restricted Stock, Outstanding, beginning of period (in shares)				773,400	120,000	0
Restricted Stock, Granted (in shares)	145,084	75,551	120,000	220,600	693,378	120,000
Restricted Stock, Vested (in shares)				(171,700)	(40,000)
Restricted Stock, Forfeited (in shares)				(57,500)
Restricted Stock, Outstanding, beginning of period (in shares)	764,800			764,800	773,400	120,000
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Nonvested, Weighted Average Grant Date Fair Value [Abstract]
Weighted Average Grant Date Fair Value, Outstanding, beginning of period (in dollars per share)				$ 30.37	$ 24.80	$ 0
Weighted Average Grant Date Fair Value, Granted (in dollars per share)				29.46	31.01	24.80
Weighted Average Grant Date Fair Value, Vested (in dollars per share)				29.09	24.80
Weighted Average Grant Date Fair Value, Forfeited (in dollars per share)				30.44
Weighted Average Grant Date Fair Value, Outstanding, beginning of period (in dollars per share)	$ 30.39			$ 30.39	$ 30.37	$ 24.80